ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

December 23, 2020	Lisa M. Henry
T +1 617 951 7780
Lisa.Henry@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: AMG Funds IV

       File Nos. 033-68666 and 811-08004

Ladies and Gentlemen:

On behalf of AMG Funds IV (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on December 4, 2020 under Rule 497(e) (SEC Accession No. 0001193125-20-310664), to the Prospectus for AMG River Road Dividend All Cap Value Fund, dated March 1, 2020, as supplemented March 23, 2020 and May 15, 2020.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (617) 951-7780.

Sincerely,

/s/ Lisa M. Henry
Lisa M. Henry